Note 14 - Regulatory Matters	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE 14 - REGULATORY MATTERS

The Corporation (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined). Management believes, as of December 31, 2013 and 2012, that the Corporation and Bank meet all capital adequacy requirements to which they are subject. Furthermore, the Board of Directors of the Bank has adopted a resolution to maintain Tier I capital at or above 8% of total assets.

As of December 31, 2013, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, an institution must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2013 and 2012 are presented in the following table:

	Actual		Minimum capital requirement			Minimum to be well capitalized under prompt Corrective action provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2013	(Dollars in Thousands)
Total Capital (to Risk- Weighted Assets)
Consolidated	$69,871	18.3%	$30,607	>	8.0%	N/A	N/A
Bank	$67,432	17.7%	$30,534	>	8.0%	$38,168	10.0%
Tier I Capital (to Risk- Weighted Assets)
Consolidated	$65,816	17.2%	$15,304	>	4.0%	N/A	N/A
Bank	$63,378	16.6%	$15,267	>	4.0%	$22,901	6.0%
Tier I Capital (to Average Assets)
Consolidated	$65,816	11.9%	$22,118	>	4.0%	N/A	N/A
Bank	$63,378	11.5%	$22,091	>	4.0%	$27,614	5.0%

As of December 31, 2012
Total Capital (to Risk- Weighted Assets)
Consolidated	$66,720	17.6%	$30,346	>	8.0%	N/A	N/A
Bank	$63,968	16.9%	$30,291	>	8.0%	$37,864	10.0%
Tier I Capital (to Risk- Weighted Assets)
Consolidated	$61,951	16.3%	$15,173	>	4.0%	N/A	N/A
Bank	$59,217	15.6%	$15,145	>	4.0%	$22,178	6.0%
Tier I Capital (to Average Assets)
Consolidated	$61,951	11.2%	$22,127	>	4.0%	N/A	N/A
Bank	$59,217	10.7%	$22,099	>	4.0%	$27,623	5.0%

On a parent company only basis, the Corporation’s primary source of funds is dividends paid by the Bank. The ability of the Bank to pay dividends is subject to limitations under various laws and regulations, and to prudent and sound banking principles. Generally, subject to certain minimum capital requirements, the Bank may declare dividends without the approval of the State of Ohio Division of Financial Institutions, unless the total dividends in a calendar year exceed the total of the Bank’s net profits for the year combined with its retained profits of the two preceding years.